Morgan, Lewis & Bockius LLP	Morgan Lewis
1701 Market Street	COUNSELORS AT LAW
Philadelphia, PA 19103-2921
Tel: 215.963.5000
Fax: 215.963.5001
www.morganlewis.com

February 6, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:                             SEI Institutional Investments Trust (File Nos. 033-58041 and 811-07257)

Ladies and Gentlemen:

On behalf of our client, SEI Institutional Investments Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of the Schedule 14A, notice, proxy statement and proxy card (collectively, the “Preliminary Proxy Materials”) for the Special Meeting of Shareholders of the Long Duration Fund (the “Fund”), which is an existing series of the Trust, scheduled to be held on April 9, 2015 (the “Meeting”).

The Meeting is being called for the purposes of (i) approving a change in the Fund’s investment goal; and (ii) approving a re-classification of the Fund’s investment goal from “fundamental” to “non-fundamental.” The Trust intends to mail definitive proxy materials to shareholders on or about March 4, 2015.

Should you have any questions regarding the Preliminary Proxy Materials, please contact the undersigned at 215.963.4969.

Very truly yours,

/s/ John J. O’Brien
John J. O’Brien, Esq.

cc:                                Ms. Jessica Holt